UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2011

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
7/31/10 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Advertising and marketing services (0.2%)
ValueClick, Inc. (NON)	59,337	$649,740
		649,740

Aerospace and defense (0.6%)
Alliant Techsystems, Inc. (NON)	9,244	620,827
Teledyne Technologies, Inc. (NON)	27,151	1,114,006
		1,734,833

Airlines (0.6%)
Republic Airways Holdings, Inc. (NON)	258,500	1,615,625
		1,615,625

Automotive (0.7%)
BorgWarner, Inc. (NON)	21,763	954,525
Harley-Davidson, Inc.	39,300	1,070,139
		2,024,664

Banking (6.2%)
Bancorp, Inc. (NON)	219,700	1,658,735
Bond Street Holdings, LLC 144A Class A (F)(NON)	38,819	795,790
Brookline Bancorp, Inc.	23,830	230,674
City Holding Co.	8,499	250,296
City National Corp.	22,918	1,298,763
Commerce Bancshares, Inc.	6,458	252,831
Cullen/Frost Bankers, Inc.	7,274	401,598
Danvers Bancorp, Inc.	43,481	713,088
East West Bancorp, Inc.	28,500	444,315
First Citizens BancShares, Inc. Class A	5,335	1,008,368
IBERIABANK Corp.	14,500	753,420
International Bancshares Corp.	21,312	369,550
NBH Holdings Co., Inc. 144A Class A (NON)	66,250	1,291,875
OmniAmerican Bancorp, Inc. (NON)	46,900	537,474
PacWest Bancorp	25,049	524,276
Popular, Inc. (Puerto Rico) (NON)	168,200	482,734
Provident New York Bancorp	188,898	1,752,973
Seacoast Banking Corp. of Florida (NON)	182,959	248,824
SVB Financial Group (NON)	42,877	1,851,858
Union First Market Bankshares Corp.	20,845	295,999
Webster Financial Corp.	49,690	926,222
Whitney Holding Corp.	64,713	525,470
Wilmington Trust Corp.	44,568	451,920
		17,067,053

Biotechnology (0.3%)
Cubist Pharmaceuticals, Inc. (NON)	36,461	786,828
		786,828

Broadcasting (0.2%)
Clear Channel Outdoor Holdings, Inc. Class A (NON)	42,500	467,925
		467,925

Building materials (0.9%)
AAON, Inc.	23,264	578,343
Apogee Enterprises, Inc.	37,999	427,869
Mohawk Industries, Inc. (NON)	32,800	1,604,904
		2,611,116

Cable television (0.3%)
IAC/InterActiveCorp. (NON)	35,000	875,000
		875,000

Chemicals (4.1%)
American Vanguard Corp.	16,700	142,785
Ashland, Inc.	17,619	895,926
CF Industries Holdings, Inc.	3,005	243,976
Compass Minerals International, Inc.	11,851	837,747
Cytec Industries, Inc.	19,088	952,873
Eastman Chemical Co.	16,819	1,053,542
FMC Corp.	14,703	918,790
Innophos Holdings, Inc.	28,900	847,059
International Flavors & Fragrances, Inc.	16,862	765,198
Lubrizol Corp. (The)	11,902	1,112,718
Methanex Corp. (Canada)	43,200	968,976
Olin Corp.	38,502	781,591
OM Group, Inc. (NON)	19,079	515,133
Valspar Corp.	44,554	1,399,441
		11,435,755

Coal (0.4%)
James River Coal Co. (NON)	16,100	281,911
Massey Energy Co.	23,800	727,804
		1,009,715

Commercial and consumer services (1.5%)
Alliance Data Systems Corp. (NON)	19,259	1,107,007
Deluxe Corp.	33,746	694,493
Dun & Bradstreet Corp. (The)	12,228	835,906
Ennis Inc.	41,822	707,628
Global Cash Access, Inc. (NON)	98,028	402,895
Sotheby's Holdings, Inc. Class A	16,000	434,080
		4,182,009

Communications equipment (1.3%)
F5 Networks, Inc. (NON)	15,328	1,346,258
Netgear, Inc. (NON)	41,000	984,000
Syniverse Holdings, Inc. (NON)	53,725	1,199,679
		3,529,937

Computers (3.8%)
ANSYS, Inc. (NON)	41,035	1,844,523
Blackbaud, Inc.	48,293	1,144,061
Brocade Communications Systems, Inc. (NON)	195,508	967,765
Cogent, Inc. (NON)	21,884	196,737
Emulex Corp. (NON)	181,960	1,583,052
Logitech International SA (Switzerland) (NON)	81,251	1,278,891
Logitech International SA (Switzerland) (NON)	11,704	184,225
Polycom, Inc. (NON)	28,127	834,809
Quest Software, Inc. (NON)	45,500	917,280
Satyam Computer Services., Ltd. ADR (India) (NON)	191,400	947,430
Silicon Graphics International Corp. (NON)	84,200	656,760
		10,555,533

Conglomerates (0.9%)
AMETEK, Inc.	40,260	1,782,310
Harsco Corp.	27,600	639,216
		2,421,526

Construction (0.9%)
Chicago Bridge & Iron Co., NV (Netherlands) (NON)	54,539	1,227,673
Tutor Perini Corp. (NON)	68,354	1,317,865
		2,545,538

Consumer (0.8%)
CSS Industries, Inc.	21,977	396,026
Helen of Troy, Ltd. (Bermuda) (NON)	66,416	1,591,327
Hooker Furniture Corp.	19,634	232,074
		2,219,427

Consumer goods (1.1%)
Blyth, Inc.	10,228	404,517
Church & Dwight Co., Inc.	15,963	1,057,868
Weight Watchers International, Inc.	60,800	1,665,312
		3,127,697

Consumer services (1.0%)
Brink's Co. (The)	23,226	508,649
TrueBlue, Inc. (NON)	165,954	2,135,828
		2,644,477

Electric utilities (3.3%)
Allegheny Energy, Inc.	38,400	875,520
Alliant Energy Corp.	24,072	831,928
Black Hills Corp.	31,300	999,096
El Paso Electric Co. (NON)	55,300	1,188,950
Integrys Energy Group, Inc.	14,500	686,575
NSTAR	24,500	910,420
Pepco Holdings, Inc.	52,100	881,011
Pinnacle West Capital Corp.	27,300	1,039,857
PNM Resources, Inc.	63,100	746,473
Westar Energy, Inc.	45,500	1,086,540
		9,246,370

Electrical equipment (0.6%)
Hubbell, Inc. Class B	35,715	1,685,391
		1,685,391

Electronics (2.6%)
International Rectifier Corp. (NON)	56,100	1,095,633
Intersil Corp. Class A	76,907	873,664
Omnivision Technologies, Inc. (NON)	53,300	1,189,123
QLogic Corp. (NON)	70,142	1,116,661
Silicon Laboratories, Inc. (NON)	21,300	853,065
Synopsys, Inc. (NON)	54,231	1,184,405
Zoran Corp. (NON)	90,700	780,020

		7,092,571

Energy (oil field) (2.1%)
Basic Energy Services, Inc. (NON)	54,881	514,235
Cal Dive International, Inc. (NON)	39,800	235,616
Complete Production Services, Inc. (NON)	67,800	1,305,150
Global Industries, Ltd. (NON)	68,400	324,216
Helix Energy Solutions Group, Inc. (NON)	58,800	552,132
Hercules Offshore, Inc. (NON)	158,400	402,336
ION Geophysical Corp. (NON)	59,707	262,114
Key Energy Services, Inc. (NON)	82,558	797,510
Rowan Cos., Inc. (NON)	14,500	366,270
Superior Energy Services (NON)	24,100	549,239
Tidewater, Inc.	11,400	467,172
		5,775,990

Energy (other) (0.2%)
Headwaters, Inc. (NON)	191,664	663,157
		663,157

Financial (0.4%)
Broadridge Financial Solutions, Inc.	31,500	639,450
MGIC Investment Corp. (NON)	69,801	599,591
		1,239,041

Financial (other) (0.4%)
GATX Corp.	41,578	1,174,994
		1,174,994

Forest products and packaging (0.9%)
Packaging Corp. of America	26,051	625,224
Sealed Air Corp.	52,114	1,127,226
Sonoco Products Co.	23,148	756,940
		2,509,390

Health-care services (5.0%)
Amedisys, Inc. (NON)	15,400	404,558
AMERIGROUP Corp. (NON)	54,572	1,951,495
AMN Healthcare Services, Inc. (NON)	100,200	603,204
Centene Corp. (NON)	28,300	603,073
Coventry Health Care, Inc. (NON)	45,100	894,333
Cross Country Healthcare, Inc. (NON)	53,500	475,080
Gentiva Health Services, Inc. (NON)	40,000	825,200
Health Net, Inc. (NON)	42,200	993,810
Healthways, Inc. (NON)	64,700	921,328
Kindred Healthcare, Inc. (NON)	46,000	611,800
LifePoint Hospitals, Inc. (NON)	24,500	757,295
Medcath Corp. (NON)	42,257	374,397
Molina Healthcare, Inc. (NON)	42,145	1,256,342
Omnicare, Inc.	35,100	864,513
Parexel International Corp. (NON)	61,000	1,252,330
Res-Care, Inc. (NON)	88,900	872,998
		13,661,756

Homebuilding (0.3%)
NVR, Inc. (NON)	1,369	857,679
		857,679

Household furniture and appliances (0.8%)
American Woodmark Corp.	13,951	230,610
Whirlpool Corp.	24,900	2,074,170
		2,304,780

Insurance (4.9%)
American Financial Group, Inc.	25,383	748,037
Amerisafe, Inc. (NON)	14,796	265,736
Aspen Insurance Holdings, Ltd. (Bermuda)	23,575	644,776
CNA Surety Corp. (NON)	41,064	708,354
Delphi Financial Group Class A	36,325	942,634
Endurance Specialty Holdings, Ltd. (Bermuda)	25,679	990,953
Hanover Insurance Group, Inc. (The)	21,601	946,772
Harleysville Group, Inc.	10,535	331,642
HCC Insurance Holdings, Inc.	30,407	794,231
RenaissanceRe Holdings, Ltd.	14,537	831,807
Safety Insurance Group, Inc.	28,145	1,103,284
SeaBright Insurance Holdings, Inc.	39,345	322,236
Selective Insurance Group	62,873	978,304
Stancorp Financial Group	28,922	1,090,070
Universal American Financial Corp. (NON)	75,900	1,270,566
Validus Holdings, Ltd. (Bermuda)	23,351	580,039
W.R. Berkley Corp.	33,489	904,538
		13,453,979

Investment banking/Brokerage (4.2%)
Affiliated Managers Group (NON)	7,849	555,945
Calamos Asset Management, Inc. Class A	21,800	226,720
Eaton Vance Corp.	21,342	639,406
FBR Capital Markets Corp. (NON)	47,257	155,948

Federated Investors, Inc.	76,613	1,625,728
Jefferies Group, Inc.	29,806	735,910
Legg Mason, Inc.	26,500	765,585
optionsXpress Holdings, Inc. (NON)	71,600	1,116,960
SEI Investments Co.	101,200	1,941,016
TradeStation Group, Inc. (NON)	400,900	2,561,751
Waddell & Reed Financial, Inc. Class A	55,322	1,318,323
		11,643,292

Leisure (0.5%)
Polaris Industries, Inc.	22,300	1,331,310
		1,331,310

Machinery (2.4%)
AGCO Corp. (NON)	18,519	643,720
Applied Industrial Technologies, Inc.	70,206	1,965,768
Gardner Denver, Inc.	18,134	920,663
Kennametal, Inc.	42,600	1,166,814
Manitowoc Co., Inc. (The)	138,768	1,437,636
Regal-Beloit Corp.	6,496	395,152
		6,529,753

Manufacturing (3.2%)
Actuant Corp. Class A	240,900	4,967,358
EnPro Industries, Inc. (NON)	34,885	1,044,806
LSB Industries, Inc. (NON)	29,300	424,557
Oshkosh Corp. (NON)	44,200	1,519,596
Roper Industries, Inc.	15,550	971,875
		8,928,192

Medical technology (1.8%)
Conmed Corp. (NON)	54,472	1,047,497
Hill-Rom Holdings, Inc.	48,000	1,585,920
Hologic, Inc. (NON)	58,100	821,534
Invacare Corp.	26,479	630,995
Kinetic Concepts, Inc. (NON)	13,900	493,589
SurModics, Inc. (NON)	23,700	310,944
		4,890,479

Metals (1.8%)
Century Aluminum Co. (NON)	51,602	538,209
Cliffs Natural Resources, Inc.	2,800	158,396
Coeur d'Alene Mines Corp. (NON)	44,500	677,735
Commercial Metals Co.	48,000	690,720
Reliance Steel & Aluminum Co.	26,420	1,037,778
Schnitzer Steel Industries, Inc. Class A	8,500	389,470
Steel Dynamics, Inc.	63,100	903,592
U.S. Steel Corp.	14,500	642,785
		5,038,685

Natural gas utilities (0.7%)
NiSource, Inc.	55,800	920,700
Southwest Gas Corp.	31,062	999,265
		1,919,965

Office equipment and supplies (0.2%)
Steelcase, Inc.	60,149	415,630
		415,630

Oil and gas (4.0%)
Atwood Oceanics, Inc. (NON)	26,800	728,960
Berry Petroleum Co. Class A	24,805	739,685
Cabot Oil & Gas Corp. Class A	16,914	515,370
Clayton Williams Energy, Inc. (NON)	14,700	654,297
Contango Oil & Gas Co. (NON)	13,400	587,456
Oil States International, Inc. (NON)	19,900	914,206
Patterson-UTI Energy, Inc.	47,900	786,997
Penn Virginia Corp.	29,600	562,400
Petroleum Development Corp. (NON)	31,145	907,565
SM Energy Co.	15,100	625,442
Swift Energy Co. (NON)	29,716	770,536
Unit Corp. (NON)	22,451	918,246
Vaalco Energy, Inc. (NON)	42,200	251,934
W&T Offshore, Inc.	63,100	581,151
Whiting Petroleum Corp. (NON)	15,514	1,365,387
		10,909,632

Pharmaceuticals (4.8%)
Biovail Corp. (Canada)	130,024	2,846,225
Cephalon, Inc. (NON)	13,900	788,825
Endo Pharmaceuticals Holdings, Inc. (NON)	45,744	1,098,313
King Pharmaceuticals, Inc. (NON)	287,083	2,514,847
Medicis Pharmaceutical Corp. Class A	80,843	2,049,370
Par Pharmaceutical Cos., Inc. (NON)	45,000	1,188,000
Watson Pharmaceuticals, Inc. (NON)	67,472	2,732,616
		13,218,196

Publishing (0.4%)

Gannett Co., Inc.	81,500	1,074,170
		1,074,170

Real estate (5.5%)
DiamondRock Hospitality Co. (R)	97,311	903,046
Entertainment Properties Trust (R)	9,364	390,853
Hospitality Properties Trust (R)	84,494	1,727,902
Kimco Realty Corp. (R)	32,222	485,586
LaSalle Hotel Properties (R)	68,894	1,634,166
LTC Properties, Inc. (R)	34,057	839,505
Macerich Co. (The) (R)	19,013	788,089
National Health Investors, Inc. (R)	62,262	2,344,164
National Retail Properties, Inc. (R)	87,478	2,022,491
Nationwide Health Properties, Inc. (R)	23,962	896,658
Omega Healthcare Investors, Inc. (R)	70,142	1,541,721
Taubman Centers, Inc. (R)	39,939	1,637,100
		15,211,281

Restaurants (0.6%)
Red Robin Gourmet Burgers, Inc. (NON)	53,300	1,137,422
Sonic Corp. (NON)	43,800	385,440
		1,522,862

Retail (6.1%)
Abercrombie & Fitch Co. Class A	35,270	1,302,874
Aeropostale, Inc. (NON)	39,303	1,117,384
AnnTaylor Stores Corp. (NON)	125,342	2,198,499
Books-A-Million, Inc.	90,478	586,297
Brown Shoe Co., Inc.	32,977	482,124
Buckle, Inc. (The)	19,511	537,528
Cabela's, Inc. (NON)	89,200	1,390,628
Cato Corp. (The) Class A	16,185	376,787
Dollar Tree, Inc. (NON)	32,301	1,431,580
Jos. A. Bank Clothiers, Inc. (NON)	14,058	824,923
Kenneth Cole Productions, Inc. Class A (NON)	47,960	644,103
Nash Finch Co.	28,723	1,129,388
Saks, Inc. (NON)	137,067	1,125,320
Systemax, Inc.	76,946	1,258,837
Timberland Co. (The) Class A (NON)	93,055	1,639,629
Toro Co. (The)	5,411	281,643
Wolverine World Wide, Inc.	21,283	608,481
		16,936,025

Schools (0.5%)
Career Education Corp. (NON)	51,827	1,266,134
		1,266,134

Semiconductor (2.1%)
Hittite Microwave Corp. (NON)	13,365	614,255
KLA-Tencor Corp.	20,926	662,726
Lam Research Corp. (NON)	19,472	821,524
MKS Instruments, Inc. (NON)	40,200	862,692
Novellus Systems, Inc. (NON)	33,527	895,506
Tessera Technologies, Inc. (NON)	58,800	998,424
Verigy, Ltd. (Singapore) (NON)	94,100	837,490
		5,692,617

Shipping (1.0%)
Arkansas Best Corp.	44,167	996,849
Con-way, Inc.	12,100	407,649
Overseas Shipholding Group	9,616	377,236
Ship Finance International, Ltd. (Bermuda)	46,917	894,238
		2,675,972

Software (3.2%)
Akamai Technologies, Inc. (NON)	35,286	1,353,571
AsiaInfo Holdings, Inc. (China) (NON)	36,800	750,720
Autodesk, Inc. (NON)	32,800	968,912
Citrix Systems, Inc. (NON)	17,752	976,715
MicroStrategy, Inc. (NON)	16,397	1,360,787
Red Hat, Inc. (NON)	9,447	303,721
Shanda Interactive Entertainment, Ltd. ADR (China)
(NON)	10,700	427,037
THQ, Inc. (NON)	40,500	184,680
TIBCO Software, Inc. (NON)	97,498	1,322,073
Websense, Inc. (NON)	58,814	1,091,588
		8,739,804

Staffing (0.6%)
Administaff, Inc.	20,349	530,295
CDI Corp.	24,270	407,736
Heidrick & Struggles International, Inc.	37,000	743,700
		1,681,731

Technology services (2.8%)
Acxiom Corp. (NON)	56,387	864,977
FactSet Research Systems, Inc.	19,308	1,448,100
Fair Isaac Corp.	40,501	965,949
Global Payments, Inc.	22,854	862,281

IHS, Inc. Class A (NON)	20,149	1,275,633
Perfect World Co., Ltd. ADR (China) (NON)	38,700	904,032
Sohu.com, Inc. (China) (NON)	20,000	940,400
Unisys Corp. (NON)	21,600	583,416
		7,844,788

Telecommunications (1.0%)
ADTRAN, Inc.	31,796	1,004,118
NeuStar, Inc. Class A (NON)	77,226	1,793,960
		2,798,078

Textiles (0.8%)
Jones Apparel Group, Inc.	54,100	943,504
Maidenform Brands, Inc. (NON)	34,108	846,902
Perry Ellis International, Inc. (NON)	24,007	537,517
		2,327,923

Tobacco (0.3%)
Universal Corp.	17,094	758,119
		758,119

Toys (1.0%)
Hasbro, Inc.	58,184	2,452,456
Jakks Pacific, Inc. (NON)	18,013	284,245
		2,736,701

Transportation services (0.4%)
HUB Group, Inc. Class A (NON)	19,219	617,891
Pacer International, Inc. (NON)	47,179	388,755
		1,006,646

Trucks and parts (2.4%)
Autoliv, Inc. (Sweden) (NON)	47,143	2,707,894
Superior Industries International, Inc.	40,983	589,745
WABCO Holdings, Inc. (NON)	89,000	3,442,517
		6,740,156
Total common stocks (cost $238,945,083)		$275,007,637

SHORT-TERM INVESTMENTS (0.4%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.12% (e)	612,642	$612,642
U.S. Treasury Bills, for an effective yield of 0.27%,
June 2, 2011	$279,000	278,453
U.S. Treasury Bills, for effective yields ranging from
0.19% to 0.23%, March 10, 2011	286,000	285,648

Total short-term investments (cost $1,176,652)		$1,176,743

TOTAL INVESTMENTS

Total investments (cost $240,121,735) (b)		$276,184,380

Key to holding's abbreviations

ADR	American Depository Receipts
Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2010 through July 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $276,052,297.

(b) The aggregate identified cost on a tax basis is $244,144,510, resulting in gross unrealized appreciation and depreciation of $58,746,988 and $26,707,118, respectively, or net unrealized appreciation of $32,039,870.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $470 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $9,471,134 and $11,339,159, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(R) Real Estate Investment Trust.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$21,529,368	$--	$--

	Capital goods	26,033,955	--	--

	Communication services	3,673,078	--	--

	Conglomerates	2,421,526	--	--

	Consumer cyclicals	38,594,081	--	--

	Consumer staples	12,130,408	--	--

	Energy	18,358,494	--	--

	Financial	57,701,975	1,291,875	795,790

	Health care	32,557,259	--	--

	Technology	43,455,250	--	--

	Transportation	5,298,243	--	--

	Utilities and power	11,166,335	--	--

Total common stocks		272,919,972	1,291,875	795,790

Short-term investments		612,642	564,101	--

Totals by level		$273,532,614	$1,855,976	$795,790

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: September 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2011

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments:

Putnam Multi-Cap Value Fund

The fund's portfolio
7/31/10 (Unaudited)

COMMON STOCKS (96.3%)(a)
	Shares	Value

Aerospace and defense (1.1%)
BE Aerospace, Inc. (NON)	185,100	$5,441,940
		5,441,940

Airlines (0.7%)
US Airways Group, Inc. (NON)	281,300	3,052,105
		3,052,105

Banking (6.8%)
Bond Street Holdings, LLC 144A Class A (F)(NON)	77,846	1,595,843
Comerica, Inc.	145,800	5,592,888
First Horizon National Corp.	447,572	5,133,651
Huntington Bancshares, Inc.	1,212,650	7,348,659
People's United Financial, Inc.	216,800	3,000,512
SunTrust Banks, Inc.	269,600	6,996,120
SVB Financial Group (NON)	125,300	5,411,707
		35,079,380

Biotechnology (1.6%)
Viropharma, Inc. (NON)	606,302	7,984,997
		7,984,997

Building materials (0.8%)
Masco Corp.	395,100	4,061,628
		4,061,628

Chemicals (2.6%)
Ashland, Inc.	55,800	2,837,430
Huntsman Corp.	556,800	5,829,696
Valspar Corp.	154,900	4,865,409
		13,532,535

Coal (1.5%)
James River Coal Co. (NON)	311,900	5,461,369
Walter Energy, Inc.	30,100	2,146,130
		7,607,499

Communications equipment (0.6%)
Tellabs, Inc.	454,800	3,174,504
		3,174,504

Computers (4.8%)
Brocade Communications Systems, Inc. (NON)	1,015,104	5,024,765
Polycom, Inc. (NON)	299,400	8,886,192
Silicon Graphics International Corp. (NON)	616,700	4,810,260
Xerox Corp.	610,500	5,946,270
		24,667,487

Conglomerates (1.1%)
AMETEK, Inc.	131,900	5,839,213
		5,839,213

Construction (0.5%)
USG Corp. (NON)	225,900	2,715,318
		2,715,318

Consumer goods (4.9%)
Alberto-Culver Co.	362,000	10,595,740
Church & Dwight Co., Inc.	111,600	7,395,732
Newell Rubbermaid, Inc.	471,344	7,305,832
		25,297,304

Consumer services (2.1%)
Avis Budget Group, Inc. (NON)	894,000	11,031,960
		11,031,960

Containers (1.6%)
Silgan Holdings, Inc.	297,800	8,463,476
		8,463,476

Electric utilities (4.1%)
Ameren Corp.	209,500	5,315,015
DTE Energy Co.	151,700	7,002,472
Great Plains Energy, Inc.	300,000	5,382,000

Progress Energy, Inc.	76,780	3,233,206
		20,932,693

Energy (oil field) (2.7%)
Helix Energy Solutions Group, Inc. (NON)	280,300	2,632,017
National Oilwell Varco, Inc.	104,100	4,076,556
Superior Well Services, Inc. (NON)	242,867	4,510,040
Transocean, Ltd. (Switzerland) (NON)	59,800	2,763,358
		13,981,971

Financial (1.7%)
Discover Financial Services	308,000	4,703,160
MGIC Investment Corp. (NON)	448,177	3,849,840
		8,553,000

Food (1.5%)
Mead Johnson Nutrition Co. Class A	146,900	7,806,266
		7,806,266

Forest products and packaging (0.6%)
Louisiana-Pacific Corp. (NON)	457,500	3,330,600
		3,330,600

Health-care services (5.6%)
Aetna, Inc.	181,700	5,060,345
AmerisourceBergen Corp.	176,400	5,286,708
Coventry Health Care, Inc. (NON)	126,500	2,508,495
Humana, Inc. (NON)	89,500	4,208,290
Lincare Holdings, Inc.	324,150	7,701,804
Mednax, Inc. (NON)	90,000	4,243,500
		29,009,142

Insurance (8.4%)
Assured Guaranty, Ltd. (Bermuda)	568,700	8,928,590
Employers Holdings, Inc.	108,735	1,689,742
Fidelity National Financial, Inc. Class A	284,900	4,207,973
Hanover Insurance Group, Inc. (The)	168,100	7,367,823
Hartford Financial Services Group, Inc. (The)	164,334	3,847,059
HCC Insurance Holdings, Inc.	219,000	5,720,280
Marsh & McLennan Cos., Inc.	214,300	5,040,336
XL Group PLC	377,100	6,685,983
		43,487,786

Investment banking/Brokerage (3.2%)
Ameriprise Financial, Inc.	149,962	6,356,889
E*Trade Financial Corp. (NON)	313,990	4,593,674
Invesco, Ltd.	287,468	5,617,125
		16,567,688

Medical technology (2.8%)
Boston Scientific Corp. (NON)	971,900	5,442,640
Cooper Companies, Inc. (The)	106,300	4,130,818
Covidien PLC (Ireland)	133,042	4,965,127
		14,538,585

Metals (1.0%)
U.S. Steel Corp.	121,700	5,394,961
		5,394,961

Natural gas utilities (0.9%)
National Fuel Gas Co.	98,900	4,752,145
		4,752,145

Oil and gas (6.9%)
Apache Corp.	55,500	5,304,690
Cabot Oil & Gas Corp. Class A	159,000	4,844,730
Newfield Exploration Co. (NON)	97,063	5,188,988
PetroHawk Energy Corp. (NON)	384,900	6,069,873
Pioneer Natural Resources Co.	85,655	4,961,138
QEP Resources, Inc. (NON)	179,900	6,192,158
Swift Energy Co. (NON)	123,200	3,194,576
		35,756,153

Pharmaceuticals (0.2%)
Akorn, Inc. (NON)	290,302	1,056,699
		1,056,699

Publishing (0.7%)
Gannett Co., Inc.	272,100	3,586,278
		3,586,278

Real estate (1.9%)
Chimera Investment Corp. (R)	1,506,637	5,830,685
Host Marriott Corp. (R)	276,442	3,964,178

			9,794,863

Restaurants (1.3%)
Domino's Pizza, Inc. (NON)		534,600	6,837,534
			6,837,534

Retail (8.3%)
Big Lots, Inc. (NON)		187,800	6,443,418
Macy's, Inc.		285,433	5,323,325
NBTY, Inc. (NON)		123,900	6,676,971
OfficeMax, Inc. (NON)		425,000	6,073,250
RadioShack Corp.		176,500	3,801,810
Ross Stores, Inc.		66,500	3,501,890
SUPERVALU, Inc.		225,600	2,544,768
Talbots, Inc. (The) (NON)		724,980	8,330,020
			42,695,452

Schools (2.0%)
Apollo Group, Inc. Class A (NON)		134,000	6,181,420
Career Education Corp. (NON)		176,300	4,307,009
			10,488,429

Semiconductor (2.3%)
Atmel Corp. (NON)		1,299,700	6,797,431
Cymer, Inc. (NON)		154,928	5,156,004
			11,953,435

Shipping (1.8%)
Genco Shipping & Trading, Ltd. (NON)		313,200	5,230,440
Nordic American Tanker Shipping (Bermuda)		144,100	4,132,788
			9,363,228

Software (1.0%)
Amdocs, Ltd. (United Kingdom) (NON)		191,500	5,233,695
			5,233,695

Technology services (3.2%)
Ingram Micro, Inc. Class A (NON)		246,300	4,071,339
Unisys Corp. (NON)		290,800	7,854,508
United Online, Inc.		700,124	4,424,784
			16,350,631

Textiles (1.3%)
Hanesbrands, Inc. (NON)		270,700	6,781,035
			6,781,035

Toys (1.1%)
Mattel, Inc.		275,800	5,835,928
			5,835,928

Trucks and parts (1.1%)
Autoliv, Inc. (Sweden) (NON)		96,900	5,565,937
			5,565,937
Total common stocks (cost $432,556,667)			$497,603,480

PURCHASED OPTIONS OUTSTANDING (0.9%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Alliance Data Systems Corp. (Call)	Sept-10/$75.00	272,490	$24,524
Assured Guaranty, Ltd. (Call)	Oct-10/17.50	229,060	238,222
Atmel Corp. (Call)	Aug-10/5.00	463,685	180,837
Avis Budget Group, Inc. (Call)	Dec-10/12.50	704,568	1,246,099
Boston Scientific Corp. (Call) (F)	Aug-10/8.00	697,000	20,487
Brocade Communications Systems, Inc. (Call)	Oct-10/6.00	856,957	64,272
Community Health Systems, Inc. (Call)	Sept-10/45.00	196,230	9,430
Domino's Pizza, Inc. (Call)	Dec-10/12.50	580,167	907,845
Genco Shipping & Trading, Ltd. (Call)	Dec-10/18.00	489,459	780,883
Petrohawk Energy Corp. (Call)	Dec-10/22.00	693,272	36,813
Republic Airways Holdings, Inc. (Call)	Aug-10/7.50	378,346	18,917
Talbots, Inc. (Call) (F)	Dec-10/12.00	637,050	901,000
Transocean, Ltd. (Call)	Aug-10/55.00	310,900	101,571
Transocean, Ltd. (Call)	Aug-10/60.00	215,760	10,911
Walter Industries, Inc. (Call)	Sept-10/85.00	104,422	79,361

Total purchased options outstanding (cost $8,100,426)			$4,621,172

U.S. TREASURY OBLIGATIONS (1.0%)(a,i)
		Principal amount	Value

U.S. Treasury Inflation Protected Securities
2s, July 15, 2014		$2,674,705	$2,874,532
1 3/8s January 15, 2020		109,966	113,193
U.S. Treasury Notes
2 3/4s, February 15, 2019		534,000	544,055
3 1/4s, December 31, 2016		690,000	736,230
3 7/8s May 15, 2018		459,000	510,794

1.375s November 15, 2012	213,000	217,271
1 3/8s, September 15, 2012	165,000	168,597

Total U.S. treasury obligations (cost $5,164,672)		$5,164,672

SHORT-TERM INVESTMENTS (2.7%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.12% (e)	10,969,731	$10,969,731
U.S. Treasury Bills with effective yields ranging from
0.26% to 0.27%, December 16, 2010	$2,703,000	2,701,297

U.S. Treasury Bills zero%, January 20, 2011 (i)	20,000	19,982

Total short-term investments (cost $13,690,066)		$13,691,010

TOTAL INVESTMENTS

Total investments (cost $459,511,831) (b)		$521,080,334

WRITTEN OPTIONS OUTSTANDING at 7/31/10 (premiums received $2,513,625) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Alliance Data Systems Corp. (Call)	272,490	Sept-10/$85.00	$2,725
Assured Guaranty, Ltd. (Call)	229,060	Oct-10/22.50	36,650
Atmel Corp. (Call)	463,685	Aug-10/7.50	46
Avis Budget Group, Inc. (Call)	704,568	Dec-10/15.00	616,567
Boston Scientific Corp. (Call)	697,000	Aug-10/10.00	20,594
Brocade Communications Systems, Inc. (Call)	856,957	Oct-10/8.00	17,139
Community Health Systems, Inc. (Call)	196,230	Sept-10/55.00	1,438
Domino's Pizza, Inc. (Call)	580,167	Dec-10/15.00	337,135
Genco Shipping & Trading, Ltd. (Call)	489,459	Dec-10/21.00	342,377
Petrohawk Energy Corp. (Call)	693,272	Dec-10/25.00	9,983
Republic Airways Holdings, Inc. (Call)	378,346	Aug-10/10.00	38
Talbots, Inc. (Call) (F)	637,050	Dec-10/15.00	306,400
Transocean, Ltd. (Call)	310,900	Aug-10/65.00	8,332
Walter Industries, Inc. (Call)	104,422	Sept-10/95.00	10,442

Total			$1,709,866

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2010 through July 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $516,580,243.

(b) The aggregate identified cost on a tax basis is $476,325,603, resulting in gross unrealized appreciation and depreciation of $70,838,832 and $26,084,101, respectively, or net unrealized appreciation of $44,754,731.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $6,005 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $87,819,203 and $89,325,497, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $146,760,708 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options.

Options traded over-the-counter are valued using prices supplied by dealers.The fund did not have any activity on futures contracts during the reporting period.Outstanding contracts on purchased and written options contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $1,051,330 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $107 on derivative contracts subject to the Master Agreements. The was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$24,973,414	$--	$--

Capital goods	19,471,353	--	--

Conglomerates	5,839,213	--	--

Consumer cyclicals	60,415,553	--	--

Consumer staples	64,006,261	--	--

Energy	57,345,623	--	--

Financials	111,886,874	--	1,595,843

Health care	52,589,423	--	--

Technology	61,379,752	--	--

Transportation	12,415,333	--	--

Utilities and power	25,684,838	--	--

Total common stocks	496,007,637	--	1,595,843

Purchased options outstanding	--	4,621,172	--

U.S. Treasury Obligations	--	5,164,672

Short-term investments	10,969,731	2,721,279	--

Totals by level	$506,977,368	$12,507,123	$1,595,843

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options	$--	$(1,709,866)	$--

Totals by level	$--	$(1,709,866)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$4,621,172	$1,709,866

Total	$4,621,172	$1,709,866

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: September 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2010